Interest and Finance Costs Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Interest income	$ 1,217	$ 1,838
Interest expense	(1,510)	(857)
Bank stand-by and commitment fees	(369)	(415)
Accretion expense	(751)	(590)
Interest and finance (costs) income, net	(1,413)	(24)
Capitalized interest costs incurred	9,431	6,005
Lindero Project [member]
Disclosure of other provisions [line items]
Capitalized interest costs incurred	$ 9,431	$ 5,259